Nuveen Multi-Asset Income Fund
Portfolio of Investments    April 30, 2019
(Unaudited)
Shares	Description (1), (2)	Value
	LONG-TERM INVESTMENTS – 99.4%
	AFFILIATED INVESTMENT COMPANIES – 68.3%
57,949	Nuveen Core Bond Fund (Class R6)	$559,783
104,130	Nuveen Core Plus Bond Fund (Class R6)	1,133,973
77,717	Nuveen High Yield Municipal Bond Fund (Class R6)	1,362,377
25,577	Nuveen Preferred Securities Fund (Class R6)	431,226
21,646	Nuveen Symphony Floating Rate Income Fund (Class R6)	422,531
165,827	TIAA-CREF Emerging Markets Debt Fund (Class I)	1,615,160
21,561	TIAA-CREF Emerging Markets Equity Fund (Class I)	247,948
66,712	TIAA-CREF High Yield Fund (Class I)	649,104
11,160	TIAA-CREF Large-Cap Growth Index Fund (Class I)	370,073
38,267	TIAA-CREF Real Estate Securities Fund (Class I)	649,780
	Total Affiliated Investment Companies (cost $7,298,442)	7,441,955

Shares	Description (1)	Value
	COMMON STOCKS – 24.3%
	Aerospace & Defense – 0.6%
74	Harris Corp	$12,469
73	Lockheed Martin Corp	24,333
171	Safran SA, (3)	24,925
	Total Aerospace & Defense	61,727
	Air Freight & Logistics – 0.1%
254	Deutsche Post AG, (3)	8,829
	Airlines – 0.2%
182	Alaska Air Group Inc	11,266
152	Delta Air Lines Inc	8,860
	Total Airlines	20,126
	Automobiles – 0.2%
350	Daimler AG, (3)	22,973
	Banks – 2.5%
1,999	AIB Group PLC, (3)	9,287
933	Bank of America Corp	28,531
84	Bank of NT Butterfield & Son Ltd/The	3,362
4,000	BOC Hong Kong Holdings Ltd, (3)	17,929
102	CIT Group Inc.	5,434
601	Citigroup Inc.	42,491

Nuveen Multi-Asset Income Fund (continued)
Portfolio of Investments    April 30, 2019
(Unaudited)
Shares	Description (1)	Value
	Banks (continued)
288	East West Bancorp Inc.	$14,826
719	ING Groep NV, (3)	9,174
565	JPMorgan Chase & Co	65,568
892	KeyCorp	15,655
17,384	Lloyds Banking Group PLC, (3)	14,217
156	PNC Financial Services Group Inc/The	21,361
347	Toronto-Dominion Bank/The	19,794
3,046	Unicaja Banco SA, (3)	3,510
	Total Banks	271,139
	Beverages – 0.3%
113	Heineken NV, (3)	12,216
182	PepsiCo Inc.	23,305
	Total Beverages	35,521
	Biotechnology – 0.3%
206	Gilead Sciences Inc.	13,398
772	Grifols SA, (3)	14,862
	Total Biotechnology	28,260
	Capital Markets – 1.2%
105	AURELIUS Equity Opportunities SE & Co KGaA, (3)	5,230
38	BlackRock Inc.	18,439
133	CME Group Inc.	23,794
810	Daiwa Securities Group Inc, (3)	3,770
31	Deutsche Boerse AG, (3)	4,142
342	E*TRADE Financial Corp	17,326
166	Macquarie Group Ltd, (3)	15,776
428	Morgan Stanley	20,651
248	Raymond James Financial Inc.	22,709
	Total Capital Markets	131,837
	Chemicals – 1.0%
114	Celanese Corp	12,299
222	CF Industries Holdings Inc	9,941
163	DowDuPont Inc	6,267
158	Koninklijke DSM NV, (3)	18,071
202	Linde PLC	36,413
117	Linde PLC, (3)	21,108
	Total Chemicals	104,099
	Commercial Services & Supplies – 0.0%
79	ISS A/S, (3)	2,460

Shares	Description (1)	Value
	Communications Equipment – 0.7%
1,148	Cisco Systems Inc	$64,231
79	Motorola Solutions Inc	11,448
	Total Communications Equipment	75,679
	Consumer Finance – 0.3%
125	American Express Co	14,654
192	Discover Financial Services	15,646
	Total Consumer Finance	30,300
	Containers & Packaging – 0.4%
1,548	Amcor Ltd/Australia, (3)	17,498
231	Packaging Corp of America	22,906
	Total Containers & Packaging	40,404
	Diversified Financial Services – 0.1%
438	Challenger Ltd, (3)	2,536
900	ORIX Corp, (3)	12,749
	Total Diversified Financial Services	15,285
	Diversified Telecommunication Services – 0.7%
1,711	AT&T Inc	52,972
12,000	HKT Trust & HKT Ltd	18,601
90	Nippon Telegraph & Telephone Corp, (3)	3,745
335	Telefonica Brasil SA	3,978
	Total Diversified Telecommunication Services	79,296
	Electric Utilities – 0.9%
282	Evergy Inc	16,305
505	FirstEnergy Corp	21,225
153	NextEra Energy Inc	29,749
792	Red Electrica Corp SA, (3), (4)	16,437
765	SSE PLC, (3)	11,447
	Total Electric Utilities	95,163
	Electrical Equipment – 0.1%
50	Eaton Corp PLC	4,141
68	Hubbell Inc.	8,677
	Total Electrical Equipment	12,818
	Electronic Equipment, Instruments & Components – 0.1%
500	Alps Electric Co Ltd, (3)	10,574
	Energy Equipment & Services – 0.2%
432	Schlumberger Ltd	18,438
	Entertainment – 0.3%
175	Nintendo Co Ltd, Sponsored ADR, (3)	7,539

Nuveen Multi-Asset Income Fund (continued)
Portfolio of Investments    April 30, 2019
(Unaudited)
Shares	Description (1)	Value
	Entertainment (continued)
152	Walt Disney Co/The	$20,820
	Total Entertainment	28,359
	Equity Real Estate Investment Trust – 0.8%
145	Crown Castle International Corp	18,238
370	CyrusOne Inc.	20,605
102	Digital Realty Trust Inc.	12,007
617	Park Hotels & Resorts Inc.	19,793
262	Realty Income Corp	18,343
	Total Equity Real Estate Investment Trust	88,986
	Food Products – 0.5%
193	Danone SA	15,603
396	Mondelez International Inc	20,137
657	Orkla ASA, (3)	5,156
222	Tyson Foods Inc	16,652
	Total Food Products	57,548
	Gas Utilities – 0.0%
636	Italgas SpA, (3)	3,973
	Health Care Equipment & Supplies – 0.4%
73	Becton Dickinson and Co	17,574
241	Medtronic PLC	21,403
	Total Health Care Equipment & Supplies	38,977
	Health Care Providers & Services – 0.7%
62	Cigna Corp	9,848
268	CVS Health Corp	14,574
211	UnitedHealth Group Inc	49,178
	Total Health Care Providers & Services	73,600
	Hotels, Restaurants & Leisure – 0.8%
315	Carnival Corp	17,281
270	Carnival PLC, (3)	14,314
754	Compass Group PLC, (3)	17,156
109	Hilton Worldwide Holdings Inc.	9,482
432	MGM Resorts International	11,504
106	Royal Caribbean Cruises Ltd	12,820
	Total Hotels, Restaurants & Leisure	82,557
	Household Durables – 0.2%
955	Newell Brands Inc.	13,733
325	Sekisui House Ltd, (3)	5,240
	Total Household Durables	18,973

Shares	Description (1)	Value
	Household Products – 0.3%
239	Colgate-Palmolive Co	$17,397
123	Reckitt Benckiser Group PLC, (3)	9,951
	Total Household Products	27,348
	Industrial Conglomerates – 0.2%
117	Honeywell International Inc	20,315
52	Siemens AG, (3)	6,235
	Total Industrial Conglomerates	26,550
	Insurance – 0.6%
120	Ageas, (3)	6,342
17	Allianz SE, (3)	4,109
132	Chubb Ltd	19,166
82	CNA Financial Corp	3,799
191	Marsh & McLennan Cos Inc.	18,009
594	Old Republic International Corp	13,282
36	RenaissanceRe Holdings Ltd	5,593
	Total Insurance	70,300
	IT Services – 0.6%
149	Accenture PLC	27,218
161	DXC Technology Co	10,584
245	Fidelity National Information Services Inc	28,403
	Total IT Services	66,205
	Machinery – 0.4%
71	Caterpillar Inc.	9,899
189	Ingersoll-Rand PLC	23,173
80	Parker-Hannifin Corp	14,487
	Total Machinery	47,559
	Media – 0.6%
1,343	Comcast Corp	58,461
594	WPP PLC, (3)	7,412
	Total Media	65,873
	Mortgage Real Estate Investment Trust – 0.1%
674	Starwood Property Trust Inc.	15,536
	Multi-Utilities – 0.6%
163	Ameren Corp	11,861
135	Engie SA, (3)	2,004
336	Public Service Enterprise Group Inc.	20,042
317	Veolia Environnement SA, (3)	7,498

Nuveen Multi-Asset Income Fund (continued)
Portfolio of Investments    April 30, 2019
(Unaudited)
Shares	Description (1)	Value
	Multi-Utilities (continued)
274	WEC Energy Group Inc	$21,490
	Total Multi-Utilities	62,895
	Oil, Gas & Consumable Fuels – 1.9%
502	Chevron Corp	60,270
424	Enbridge Inc	15,663
314	Enterprise Products Partners LP	8,990
202	Equitrans Midstream Corp	4,208
196	HollyFrontier Corp	9,355
542	Marathon Oil Corp	9,236
216	Marathon Petroleum Corp	13,148
186	Occidental Petroleum Corp	10,952
246	Phillips 66	23,190
39	Pioneer Natural Resources Co	6,492
165	Suncor Energy Inc	5,445
400	TOTAL SA, (3)	22,236
637	Williams Cos Inc/The	18,046
	Total Oil, Gas & Consumable Fuels	207,231
	Personal Products – 0.4%
42	L'Oreal SA, (3)	11,552
251	Unilever NV	15,188
230	Unilever PLC, (3)	13,942
	Total Personal Products	40,682
	Pharmaceuticals – 1.1%
258	Allergan PLC	37,926
99	AstraZeneca PLC, Sponsored ADR	3,728
56	Bayer AG	3,727
390	GlaxoSmithKline PLC, (3)	8,012
118	Johnson & Johnson	16,662
692	Pfizer Inc	28,102
14	Roche Holding AG, (3)	3,694
186	Sanofi, (3)	16,229
	Total Pharmaceuticals	118,080
	Professional Services – 0.1%
509	Experian PLC, (3)	14,816
	Real Estate Management & Development – 0.2%
6,800	CapitaLand Ltd, (3)	17,671
570	Great Eagle Holdings Ltd, (3)	2,686
	Total Real Estate Management & Development	20,357

Shares	Description (1)	Value
	Road & Rail – 0.4%
266	CSX Corp	$21,181
144	Union Pacific Corp	25,494
	Total Road & Rail	46,675
	Semiconductors & Semiconductor Equipment – 1.0%
65	Broadcom Inc	20,696
246	Cypress Semiconductor Corp	4,226
150	Infineon Technologies AG, (3)	3,556
62	Lam Research Corp	12,861
388	QUALCOMM Inc	33,418
209	Texas Instruments Inc.	24,626
90	Xilinx Inc.	10,813
	Total Semiconductors & Semiconductor Equipment	110,196
	Software – 0.9%
526	Microsoft Corp	68,695
111	Oracle Corp	6,141
155	SAP SE, (3)	19,981
	Total Software	94,817
	Specialty Retail – 0.3%
1,151	Kingfisher PLC, (3)	3,969
272	Lowe's Cos Inc.	30,774
	Total Specialty Retail	34,743
	Technology Hardware, Storage & Peripherals – 0.2%
115	Apple Inc	23,077
112	Samsung Electronics Co Ltd, (3)	3,573
	Total Technology Hardware, Storage & Peripherals	26,650
	Tobacco – 0.4%
298	Altria Group Inc	16,191
125	Imperial Brands PLC, (3)	3,977
301	Philip Morris International Inc	26,055
	Total Tobacco	46,223
	Trading Companies & Distributors – 0.2%
1,100	ITOCHU Corp, (3)	19,848
250	Mitsui & Co Ltd, (3)	4,043
	Total Trading Companies & Distributors	23,891
	Wireless Telecommunication Services – 0.2%
500	KDDI Corp, (3)	11,524
5,222	Vodafone Group PLC, (3)	9,686
	Total Wireless Telecommunication Services	21,210
	Total Common Stocks (cost $2,290,024)	2,645,738

Nuveen Multi-Asset Income Fund (continued)
Portfolio of Investments    April 30, 2019
(Unaudited)
Shares	Description (1), (2)	Value
	NON-AFFILIATED EXCHANGE-TRADED FUNDS – 6.8%
28,285	Alerian MLP ETF	$281,153
8,600	iShares Short-Term Corporate Bond ETF	454,252
	Total Non-Affiliated Exchange-Traded Funds (cost $750,916)	735,405
	Total Long-Term Investments (cost $10,339,382)	10,823,098
	Other Assets Less Liabilities – 0.6%	64,650
	Net Assets – 100%	$10,887,748
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP") and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission ("SEC") related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund's notes to financial statements, please refer to the Fund's most recently filed annual or semi-annual report.
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Affiliated Investment Companies	$7,441,955	$ —	$ —	$7,441,955
Common Stocks	2,074,349	571,389	—	2,645,738
Non-Affiliated Exchange-Traded Funds	735,405	—	—	735,405
Total	$10,251,709	$571,389	$ —	$10,823,098

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	A copy of the most recent financial statements for the underlying funds can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov. A copy of the most recent financial statements for the affiliated underlying funds are also available by calling Nuveen at (800) 257-8787 or on its website at http://www.nuveen.com.
(3)	For fair value measurement disclosure purposes, investment classified as Level 2.
(4)	Non-income producing; issuer has not declared a dividend within the past twelve months.
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund